Net Loss From Continuing Operations - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) From Continuing Operations [Abstract]
Property and equipment	$ 81,489	$ 66,605	$ 47,340
Right-of-use assets	12,287	11,066	9,264
Intangible assets	1,043	896	562
Depreciation and amortization	$ 94,819	$ 78,567	$ 57,166